Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Computer equipment	718,508	758,097
Office equipment	171,663	175,852
Vehicles	3,807	4,422
Leasehold improvement	105,165	110,169
Less: accumulated depreciation	(733,292)	(867,876)
Exchange difference	(86)	—

	265,765	180,664